Note 26 - Operating Lease Arrangements	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]
26	OPERATING LEASE ARRANGEMENTS

	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Lease payments under operating leases recognized as an expense in the year	3,207	2,992	3,461

At the balance sheet date, the Group had outstanding commitments for future minimum lease payments under non-cancelable operating leases, of which it is recovering a portion of the lease payments under non-cancelable sub-lease agreements, which fall due as follows:

	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s
Within one year	7,255	3,140
In the second to fifth years inclusive	16,324	6,740
More than five years	4,235	—
Operating lease obligations	27,814	9,880
Amounts due to be received under non-cancellable sub-lease agreements	6,654	1,103
Operating lease obligations, net of sub-lease amounts	21,160	8,777

Operating lease payments represent rentals payable by the Group for certain of its office properties, computer equipment and software. Lease terms range from one
to
nine
years.